Schedule of other receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses	$ (25,853)
Employee Advance And Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Total other receivable, net	82,236	82,964
Allowance for credit losses	(25,853)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total other receivable, net	$ 56,383	$ 82,964